Investment Properties - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 9,747	¥ 3,064
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment properties	9,747	3,064	¥ 1,191
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment properties	12,449	4,629	¥ 2,201
Building in process to obtain title certificates [member]
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 3,407	¥ 1,872